EARNINGS PER SHARE - Anti-Dilutive Stock Options (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock options
Earnings per share [line items]
Stock options that were anti-dilutive and not included in diluted earnings per share calculations (in shares)	243,152	612,601	505,812